EXHIBIT 99.1

Sequoia Mortgage Trust 2012-6, CIK#0001561167,

SEC File 333-179292-05

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2012-6, CIK#0001561167, SEC File 333-179292-05	x	Evergreen Home Loans	4	$2,506,198	0.83%	1	$484,803.92	0.17813%	0	$ -

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn**			Demand Rejected			Outstanding Principal Balance (09/25/2013)
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

0		$-	0		$-	1	$484,803.92	0.17813%	0		$-	$272,162,289.21

TOTALS

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2012-6, CIK#0001561167, SEC File 333-179292-05	x	Evergreen Home Loans	4	$2,506,198	0.83%	1	$484,803.92	0.17813%	0	$ -

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn**			Demand Rejected			Outstanding Principal Balance (09/25/2013)
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

0		$-	0		$-	1	$484,803.92	0.17813%	0		$-	$272,162,289.21

** Conditionally Withdrawn